Historical Basic and Diluted Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares

A reconciliation of the number of shares used in the calculation of basic and diluted earnings per share for the years ended December 31, 2020 and 2019 are as follows (rounded to thousands):

	Years Ended December 31,
	2020	2019
Basic weighted average number of common shares	4,029	3,746
Potential dilutive effect of stock-based awards	-	-
Diluted weighted average number of common shares	4,029	3,746

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	(unaudited)		(unaudited)
Options	684	878	684	878
Restricted stock and restricted stock units (RSUs)	366	28	366	28
Warrants	1,405	1,405	1,405	1,405
	2,455	2,311	2,455	2,311

The Company’s Series B Preferred Stock, on an as converted basis of 7,833,334 shares and the following outstanding stock-based awards and warrants were excluded from the computation of the effect of dilutive securities on loss per share for the following periods as they would have been anti-dilutive (rounded to thousands):

	Years Ended December 31,
	2020	2019
Options	849	416
Restricted stock units (RSUs)	238	49
Warrants	1,405	1,420
	2,492	1,885